Acquisitions (Details) - Schedule of pro forma consolidated net loss from operations, net of income taxes - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Schedule of pro forma consolidated net loss from operations, net of income taxes [Abstract]
Revenues	$ 395,981	$ 522,200
Net loss	$ (127,079)	$ (91,208)